Related Party Transactions: Schedule of Related Party Transactions (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Due from Related Parties, Current	$ 6,212	$ 8,492
Due to Related Parties, Current	2,455	2,771
CMFG Life Insurance Company
Due from Related Parties, Current	6,186	8,492
Other Related Parties
Due from Related Parties, Current	26	0
Due to Related Parties, Current	0	22
CUNA Brokerage Services, Inc
Due to Related Parties, Current	$ 2,455	$ 2,749